United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

811-07925
(Investment Company Act File Number)

WesMark Funds
(Exact Name of Registrant as Specified in Charter)

One Bank Plaza
Wheeling, WV 26003
(Address of Principal Executive Offices)

(304) 234-9000
(Registrant's Telephone Number)

Sareena Khwaja-Dixon, Esquire
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1 – March 31, 2016

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK SMALL COMPANY GROWTH FUND

March 31, 2016 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-88.8%
CONSUMER DISCRETIONARY-11.8%
	Apparel Retail-3.2%
45,169	Foot Locker, Inc.	$2,913,400

	Auto Parts & Equipment-1.0%
11,842	Motorcar Parts of America, Inc.(1)	449,759
13,758	Standard Motor Products, Inc.	476,715
		926,474
	Automotive Retail-4.4%
27,089	CST Brands, Inc.	1,037,238
33,895	Lithia Motors, Inc., Class A	2,960,050
		3,997,288
	Footware-0.6%
19,002	Skechers U.S.A., Inc., Class A(1)	578,611

	Home Furnishings-1.2%
34,563	Ethan Allen Interiors, Inc.	1,099,795

	Restaurants-1.4%
4,450	Buffalo Wild Wings, Inc.(1)	659,134
16,876	Zoe's Kitchen, Inc.(1)	657,995
		1,317,129
TOTAL CONSUMER DISCRETIONARY		10,832,697

CONSUMER STAPLES-8.0%
	Brewers-1.8%
8,868	Boston Beer Co., Inc., Class A(1)	1,641,201

	Food Retail-1.2%
9,930	Casey's General Stores, Inc.	1,125,268

	Household Products-2.2%
17,927	Spectrum Brands Holdings, Inc.	1,959,062

	Packaged Foods & Meats-2.3%
50,775	WhiteWave Foods Co.(1)	2,063,496

	Personal Products-0.5%
5,971	Edgewell Personal Care Co.	480,845

TOTAL CONSUMER STAPLES		7,269,872

ENERGY-2.9%
	Oil & Gas Exploration & Production-2.1%
8,700	Antero Resources Corp.(1)	216,369
41,163	Carrizo Oil & Gas, Inc.(1)	1,272,760
14,883	Gulfport Energy Corp.(1)	421,784
		1,910,913
Shares/Principal Amount		Value
	Oil & Gas Refining & Marketing-0.8%
8,665	Tesoro Corp.	$745,277

TOTAL ENERGY		2,656,190

FINANCIALS-13.6%
	Asset Management & Custody Banks-2.6%
13,415	Eaton Vance Corp.	449,671
55,615	Federated Investors, Inc., Class B	1,604,493
28,989	WisdomTree Investments, Inc.	331,344
		2,385,508
	Investment Banking & Brokerage-1.7%
4,500	Evercore Partners, Inc., Class A	232,875
45,541	Stifel Financial Corp.(1)	1,348,014
		1,580,889
	Property & Casualty Insurance-1.6%
19,500	Allied World Assurance Co. Holdings AG	681,330
20,000	First American Financial Corp.	762,200
		1,443,530
	Regional Banks-6.3%
28,441	Associated Banc-Corp.	510,232
6,500	BancorpSouth, Inc.	138,515
19,000	Banner Corp.	798,760
105,000	Cardinal Financial Corp.	2,136,750
31,300	Fulton Financial Corp.	418,794
4,500	MB Financial, Inc.	146,025
20,000	Old National Bancorp	243,800
2,500	South State Corp.	160,575
61,502	TCF Financial Corp.	754,014
18,942	Trustmark Corp.	436,234
		5,743,699
	Reinsurance-1.4%
27,282	Validus Holdings, Ltd.	1,287,437

TOTAL FINANCIALS		12,441,063

HEALTH CARE-13.3%
	Health Care Equipment-2.6%
25,000	Analogic Corp.	1,975,250
4,000	Hill-Rom Holdings, Inc.	201,200
11,049	SurModics, Inc.(1)	203,412
		2,379,862
	Health Care Facilities-1.1%
7,540	Amsurg Corp.(1)	562,484
12,456	Community Health Systems, Inc.(1)	230,561
18,807	Kindred Healthcare, Inc.	232,266
		1,025,311
	Health Care Services-0.4%
62,000	Sharps Compliance Corp.(1)	341,000

	Health Care Supplies-2.3%
13,000	Align Technology, Inc.(1)	944,970
23,000	Neogen Corp.(1)	1,158,050
		2,103,020

Shares/Principal Amount		Value
	Life Sciences Tools & Services-3.2%
2,700	Charles River Laboratories International, Inc.(1)	$205,038
12,550	ICON PLC(1)	942,505
28,290	PAREXEL International Corp.(1)	1,774,632
		2,922,175
	Pharmaceuticals-3.7%
26,283	Catalent, Inc.(1)	700,967
50,417	Prestige Brands Holdings, Inc.(1)	2,691,764
		3,392,731
TOTAL HEALTH CARE		12,164,099

INDUSTRIALS-22.6%
	Aerospace & Defense-5.5%
74,350	Hexcel Corp.	3,249,838
38,941	Moog, Inc., Class A(1)	1,778,825
		5,028,663
	Airlines-2.9%
15,000	Allegiant Travel Co.	2,670,900

	Building Products-6.1%
44,987	AAON, Inc.	1,259,636
26,981	Lennox International, Inc.	3,647,562
21,825	Masco Corp.	686,396
		5,593,594
	Construction & Engineering-2.4%
95,787	Quanta Services, Inc.(1)	2,160,955

	Diversified Support Services-0.9%
7,261	UniFirst Corp.	792,320

	Electronics-1.3%
18,000	OSI Systems, Inc.(1)	1,178,820

	Office Services & Supplies-0.4%
27,182	Steelcase, Inc., Class A	405,555

	Trading Companies & Distributors-1.7%
24,666	United Rentals, Inc.(1)	1,533,979

	Trucking-1.4%
20,528	Ryder System, Inc.	1,329,804

TOTAL INDUSTRIALS		20,694,590

INFORMATION TECHNOLOGY-10.8%
	Application Software-1.5%
10,000	Bottomline Technologies (de), Inc.(1)	304,900
27,500	NetScout Systems, Inc.(1)	631,675
14,253	PTC, Inc.(1)	472,629
		1,409,204
	Computer Hardware-0.5%
14,116	NCR Corp.(1)	422,492

	Data Processing & Outsourced Services-1.6%
30,000	Syntel, Inc.(1)	1,497,900
Shares/Principal Amount		Value
	Electronic Manufacturing Services-0.7%
30,000	Benchmark Electronics, Inc.(1)	$691,500

	Internet Software & Services-1.0%
18,749	IAC/InterActiveCorp	882,703

	Semiconductor Equipment-2.7%
84,573	Teradyne, Inc.	1,825,931
30,000	Ultratech, Inc.(1)	655,200
		2,481,131
	Semiconductors-1.4%
4,800	First Solar, Inc.(1)	328,656
45,116	Integrated Device Technology, Inc.(1)	922,171
		1,250,827
	Systems Software-0.5%
16,500	Qualys, Inc.(1)	417,615

	Technology Distributors-0.9%
9,232	SYNNEX Corp.	854,791

TOTAL INFORMATION TECHNOLOGY		9,908,163

MATERIALS-2.5%
	Forest Products-1.7%
87,405	Louisiana-Pacific Corp.(1)	1,496,374

	Paper Products-0.8%
36,267	PH Glatfelter Co.	751,815

TOTAL MATERIALS		2,248,189

UTILITIES-3.3%
	Electric Utilities-3.2%
42,644	Great Plains Energy, Inc.	1,375,269
39,460	Portland General Electric Co.	1,558,275
		2,933,544
	Gas Utilities-0.1%
4,500	South Jersey Industries, Inc.	128,025

TOTAL UTILITIES		3,061,569

TOTAL COMMON STOCKS
(Cost $58,427,510)		81,276,432

EXCHANGE TRADED FUNDS-4.8%
14,689	iShares® Russell 2000® ETF	1,624,898
6,678	iShares® Russell 2000® Growth ETF	886,037
16,454	Vanguard Small-Cap ETF	1,834,950

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,578,740)		4,345,885

Shares/Principal Amount		Value
SHORT TERM INVESTMENTS-8.3%
	Mutual Funds-8.3%
7,587,226	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	$7,587,226

TOTAL SHORT TERM INVESTMENTS
(Cost $7,587,226)		7,587,226

TOTAL INVESTMENTS-101.9%
(Cost $69,593,476)		93,209,543
OTHER ASSETS AND LIABILITIES-NET(2)-(1.9)%		(1,725,112)
NET ASSETS-100.0%		$91,484,431

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at March 31, 2016.

The following acronyms are used throughout this portfolio:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ETF - Exchange Traded Fund.
Ltd. - Limited.
PLC - Public Limited Co.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GROWTH FUND

March 31, 2016 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-91.2%
CONSUMER DISCRETIONARY-17.4%
	Apparel Retail-2.4%
38,000	Foot Locker, Inc.	$2,451,000
70,000	TJX Cos., Inc.	5,484,500
		7,935,500
	Auto Parts & Equipment-1.7%
72,000	Delphi Automotive PLC	5,401,440

	Broadcasting-1.7%
100,000	CBS Corp., Class B	5,509,000

	Department Stores-1.7%
125,000	Macy's, Inc.	5,511,250

	Home Building-2.0%
220,000	Toll Brothers, Inc.(1)	6,492,200

	Home Furnishings-1.2%
20,000	Mohawk Industries, Inc.(1)	3,818,000

	Homefurnishing Retail-0.7%
40,000	Williams-Sonoma, Inc.	2,189,600

	Internet Retail-1.9%
10,350	Amazon.com, Inc.(1)	6,144,174

	Movies & Entertainment-2.5%
80,000	Walt Disney Co.	7,944,800

	Restaurants-1.6%
6,000	Chipotle Mexican Grill, Inc.(1)	2,825,820
40,000	Starbucks Corp.	2,388,000
		5,213,820
TOTAL CONSUMER DISCRETIONARY		56,159,784

CONSUMER STAPLES-6.6%
	Distillers & Vintners-1.4%
30,000	Constellation Brands, Inc., Class A	4,532,700

	Drugs Retail-4.3%
100,000	CVS Health Corp.	10,373,000
40,000	Walgreens Boots Alliance, Inc.	3,369,600
		13,742,600
	Food Retail-0.9%
75,000	Mondelez International, Inc.,Class A	3,009,000

TOTAL CONSUMER STAPLES		21,284,300
Shares/Principal Amount		Value
ENERGY-2.5%
	Oil & Gas Exploration & Production-0.6%
30,000	EQT Corp.	$2,017,800

	Oil & Gas Refining & Marketing-1.9%
95,000	Valero Energy Corp.	6,093,300

TOTAL ENERGY		8,111,100

FINANCIALS-10.7%
	Asset Management & Custody Banks-1.8%
192,000	Invesco, Ltd.	5,907,840

	Diversified Banks-2.4%
158,000	Wells Fargo & Co.	7,640,880

	Investment Banking & Brokerage-1.5%
200,000	Morgan Stanley	5,002,000

	Property & Casualty Insurance-2.4%
64,000	Chubb, Ltd.	7,625,600

	Regional Banks-2.6%
150,000	BB&T Corp.	4,990,500
200,000	Fifth Third Bancorp	3,338,000
		8,328,500
TOTAL FINANCIALS		34,504,820

HEALTH CARE-21.6%
	Biotechnology-5.4%
35,000	Amgen, Inc.	5,247,550
71,000	Celgene Corp.(1)	7,106,390
18,000	Gilead Sciences, Inc.	1,653,480
10,000	Regeneron Pharmaceuticals, Inc.(1)	3,604,400
		17,611,820
	Health Care Distributors-2.8%
63,000	Cardinal Health, Inc.	5,162,850
24,000	McKesson Corp.	3,774,000
		8,936,850
	Health Care Technology-0.8%
52,000	Cerner Corp.(1)	2,753,920

	Life Sciences Tools & Services-0.7%
35,000	Quintiles Transnational Holdings, Inc.(1)	2,278,500

	Managed Health Care-4.3%
55,000	Aetna, Inc.	6,179,250
60,000	UnitedHealth Group, Inc.	7,734,000
		13,913,250
	Pharmaceuticals-7.6%
110,000	Abbott Laboratories	4,601,300
75,000	Johnson & Johnson	8,115,000
85,000	Merck & Co., Inc.	4,497,350
22,000	Perrigo Co. PLC	2,814,460

Shares/Principal Amount		Value
100,000	Zoetis, Inc.	$4,433,000
		24,461,110
TOTAL HEALTH CARE		69,955,450

INDUSTRIALS-12.5%
	Aerospace & Defense-5.5%
75,000	Boeing Co.	9,520,500
75,000	Honeywell International, Inc.	8,403,750
		17,924,250
	Air Freight & Logistics-1.5%
30,000	FedEx Corp.	4,881,600

	Airlines-2.0%
80,500	Southwest Airlines Co.	3,606,400
45,000	United Continental Holdings, Inc.(1)	2,693,700
		6,300,100
	Industrial Conglomerates-2.5%
256,500	General Electric Co.	8,154,135

	Railroads-1.0%
40,000	Union Pacific Corp.	3,182,000

TOTAL INDUSTRIALS		40,442,085

INFORMATION TECHNOLOGY-18.0%
	Application Software-0.7%
30,000	SAP SE ADR	2,412,600

	Communications Equipment-2.0%
60,000	F5 Networks, Inc.(1)	6,351,000

	Computer Hardware-2.8%
84,000	Apple, Inc.	9,155,160

	Data Processing & Outsourced Services-2.4%
82,500	MasterCard, Inc., Class A	7,796,250

	Internet Software & Services-3.9%
6,000	Alphabet, Inc., Class A(1)	4,577,400
6,016	Alphabet, Inc., Class C(1)	4,481,619
10,368	Equinix, Inc., REIT	3,428,802
		12,487,821
	Semiconductors-2.9%
61,211	Avago Technologies, Ltd.	9,457,099

	Systems Software-3.3%
100,000	Microsoft Corp.	5,523,000
123,000	Oracle Corp.	5,031,930
		10,554,930
TOTAL INFORMATION TECHNOLOGY		58,214,860

MATERIALS-1.9%
	Aluminum-0.5%
165,000	Alcoa, Inc.	1,580,700
Shares/Principal Amount		Value
	Diversified Chemicals-1.4%
40,000	PPG Industries, Inc.	$4,459,600

TOTAL MATERIALS		6,040,300

TOTAL COMMON STOCKS
(Cost $190,660,411)		294,712,699

EXCHANGE TRADED FUNDS-4.3%
120,000	iShares® S&P 500® Growth ETF	13,906,800

TOTAL EXCHANGE TRADED FUNDS
(Cost $12,974,700)		13,906,800

SHORT TERM INVESTMENTS-4.3%
	Mutual Funds-4.3%
13,880,210	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	13,880,210

TOTAL SHORT TERM INVESTMENTS
(Cost $13,880,210)		13,880,210

TOTAL INVESTMENTS-99.8%
(Cost $217,515,321)		322,499,709
OTHER ASSETS AND LIABILITIES-NET(2)-0.2%		627,158
NET ASSETS-100.0%		$323,126,867

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at March 31, 2016.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt.
ETF - Exchange Traded Fund
Ltd. - Limited.
PLC - Public Limited Co.
REIT - Real Estate Investment Trust.
S&P - Standard & Poor's.
SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK BALANCED FUND

March 31, 2016 (Unaudited)
Shares/Principal Amount		Value
COMMON STOCKS-60.6%
CONSUMER DISCRETIONARY-5.8%
	Auto Parts & Equipment-0.8%
20,000	Johnson Controls, Inc.	$779,400

	Department Stores-1.4%
24,000	Macy's, Inc.	1,058,160
5,000	Nordstrom, Inc.	286,050
		1,344,210
	Home Improvement Retail-1.7%
6,500	Home Depot, Inc.	867,295
10,000	Lowe's Cos., Inc.	757,500
		1,624,795
	Restaurants-1.9%
15,000	McDonald's Corp.(1)	1,885,200

TOTAL CONSUMER DISCRETIONARY		5,633,605

CONSUMER STAPLES-9.2%
	Drugs Retail-1.0%
10,000	CVS Health Corp.	1,037,300

	Household Products-1.1%
13,500	Procter & Gamble Co.	1,111,185

	Hypermarkets & Super Centers-0.8%
11,500	Wal-Mart Stores, Inc.	787,635

	Packaged Foods & Meats-2.5%
10,000	General Mills, Inc.(1)	633,500
10,000	JM Smucker Co.	1,298,400
7,500	Nestle SA, Sponsored ADR	559,575
		2,491,475
	Soft Drinks-2.5%
20,000	Coca-Cola Co.	927,800
16,000	PepsiCo, Inc.	1,639,680
		2,567,480
	Tobacco-1.3%
20,000	Altria Group, Inc.	1,253,200

TOTAL CONSUMER STAPLES		9,248,275

ENERGY-4.7%
	Integrated Oil & Gas-3.7%
19,100	Chevron Corp.	1,822,140
15,000	Exxon Mobil Corp.	1,253,850
9,000	Occidental Petroleum Corp.	615,870
		3,691,860
	Oil & Gas Exploration & Production-0.5%
8,000	Valero Energy Corp.	513,120

Shares/Principal Amount		Value
	Oil & Gas Refining & Marketing-0.5%
14,000	Marathon Petroleum Corp.	$520,520

TOTAL ENERGY		4,725,500

FINANCIALS-10.8%
	Asset Management & Custody Banks-0.9%
30,000	Federated Investors, Inc., Class B	865,500

	Consumer Finance-1.0%
20,500	Discover Financial Services	1,043,860

	Diversified Banks-1.2%
16,000	US Bancorp	649,440
13,000	Wells Fargo & Co.	628,680
		1,278,120
	Insurance Brokers-0.8%
18,000	Arthur J Gallagher & Co.	800,640

	Life & Health Insurance-1.2%
16,000	Prudential Financial, Inc.	1,155,520

	Other Diversified Financial Services-1.3%
22,500	JPMorgan Chase & Co.	1,332,450

	Property & Casualty Insurance-1.6%
13,000	Chubb, Ltd.	1,548,950

	Regional Banks-2.2%
25,000	BB&T Corp.	831,750
16,000	PNC Financial Services Group, Inc.	1,353,120
		2,184,870
	Retail REITS-0.6%
12,500	National Retail Properties, Inc.	577,500

TOTAL FINANCIALS		10,787,410

HEALTH CARE-6.1%
	Biotechnology-1.1%
20,000	AbbVie, Inc.	1,142,400

	Health Care Distributors-0.8%
10,000	Cardinal Health, Inc.	819,500

	Pharmaceuticals-4.2%
12,300	Eli Lilly & Co.	885,723
11,000	Johnson & Johnson	1,190,200
17,000	Merck & Co., Inc.	899,470
40,000	Pfizer, Inc.	1,185,600
		4,160,993
TOTAL HEALTH CARE		6,122,893

INDUSTRIALS-6.7%
	Aerospace & Defense-2.2%
7,000	Boeing Co.	888,580
6,000	Honeywell International, Inc.	672,300
6,000	United Technologies Corp.	600,600
		2,161,480

Shares/Principal Amount		Value
	Air Freight & Logistics-0.6%
5,700	United Parcel Service, Inc., Class B	$601,179

	Industrial Conglomerates-1.0%
30,000	General Electric Co.	953,700

	Industrial Machinery-0.5%
8,000	Eaton Corp. PLC	500,480

	Railroads-2.4%
10,000	Norfolk Southern Corp.	832,500
20,000	Union Pacific Corp.(1)	1,591,000
		2,423,500
TOTAL INDUSTRIALS		6,640,339

INFORMATION TECHNOLOGY-8.2%
	Communications Equipment-0.9%
30,000	Cisco Systems, Inc.	854,100

	Computer Hardware-2.7%
24,500	Apple, Inc.	2,670,255

	Semiconductor Equipment-0.6%
27,000	Applied Materials, Inc.	571,860

	Semiconductors-3.2%
24,000	Intel Corp.	776,400
23,850	Microchip Technology, Inc.	1,149,570
20,000	Texas Instruments, Inc.	1,148,400
		3,074,370
	Systems Software-0.8%
14,000	Microsoft Corp.	773,220

TOTAL INFORMATION TECHNOLOGY		7,943,805

MATERIALS-3.5%
	Commodity Chemicals-0.5%
5,500	LyondellBasell Industries N.V., Class A	470,690

	Diversified Chemicals-1.8%
20,000	Dow Chemical Co.	1,017,200
13,000	EI du Pont de Nemours & Co.	823,160
		1,840,360
	Paper Products-1.2%
30,000	International Paper Co.	1,231,200

TOTAL MATERIALS		3,542,250

TELECOMMUNICATION SERVICES-2.1%
	Integrated Telecommunication Services-2.1%
25,000	AT&T, Inc.	979,250
20,000	Verizon Communications, Inc.	1,081,600
		2,060,850
TOTAL TELECOMMUNICATION SERVICES		2,060,850
Shares/Principal Amount		Value
UTILITIES-3.5%
	Electric Utilities-2.4%
15,000	Duke Energy Corp.	$1,210,200
10,000	NextEra Energy, Inc.	1,183,400
		2,393,600
	Multi-Utilities-1.1%
15,000	Dominion Resources, Inc.	1,126,800

TOTAL UTILITIES		3,520,400

TOTAL COMMON STOCKS
(Cost $46,437,727)		60,225,327

EXCHANGE TRADED FUNDS-1.4%
18,000	SPDR® Barclays Convertible Securities ETF	777,600
7,800	SPDR® S&P® Dividend ETF	623,454

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,413,013)		1,401,054

CORPORATE BONDS-13.7%
	Automobile Manufacturers-1.0%
$1,000,000	Toyota Motor Credit Corp., Sr. Unsecured Notes, 2.250%, 12/7/2027(2)	973,554

	Computer Hardware-0.6%
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	576,462

	Diversified Chemicals-1.0%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	1,024,540

	Health Care Equipment-0.6%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	556,103

	Health Care Services-0.5%
500,000	Express Scripts Holding Co., Company Guaranteed Notes, 3.125%, 5/15/2016	501,375

	Industrial Conglomerates-1.1%
1,130,000	General Electric Co., Series B, Jr. Subordinated Notes, 4.100%, Perpetual Maturity(3)	1,073,500

	Industrial Gases-0.9%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	878,742

Shares/Principal Amount		Value
	Investment Banking & Brokerage-0.5%
$500,000	Morgan Stanley, Sr. Unsecured Notes, 5.550%, 4/27/2017	$521,330

	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	507,238

	Oil & Gas Exploration & Production-0.4%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	423,667

	Other Diversified Financial Services-2.1%
1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	1,090,351
1,000,000	JPMorgan Chase & Co., Subordinated Notes, 4.125%, 12/15/2026	1,038,987
		2,129,338
	Packaged Foods & Meats-0.5%
500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	494,687

	Pharmaceuticals-0.5%
500,000	Pfizer, Inc., Sr. Unsecured Notes, 3.400%, 5/15/2024	537,039

	Real Estate-0.8%
750,000	Simon Property Group LP, Sr. Unsecured Notes, 2.750%, 2/1/2023	759,623

	Regional Banks-1.0%
500,000	PNC Bank NA, Sr. Unsecured Notes, 1.950%, 3/4/2019	505,618
500,000	PNC Bank NA, Subordinated Notes, 2.950%, 1/30/2023	504,320
		1,009,938
	Semiconductors-0.5%
500,000	Texas Instruments, Inc., Sr. Unsecured Notes, 1.650%, 8/3/2019	506,148

	Software & Services-1.2%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	399,072
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	798,994
		1,198,066
TOTAL CORPORATE BONDS
(Cost $13,289,520)		13,671,350
Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-6.0%
	Federal National Mortgage Association-4.5%
$1,176,523	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	$1,262,236
795,391	Series 2012-54, Class WA, 3.000%, 4/25/2032	829,728
749,886	Series 2013-72, Class HG, 3.000%, 4/25/2033	787,229
952,479	Series 2013-9, Class KB, 2.500%, 12/25/2042	993,369
617,779	Series 2012-100, Class NA, 2.000%, 11/25/2041	619,328
		4,491,890
	Government National Mortgage Association-1.5%
665,187	Series 2012-84, Class TA, 2.500%, 3/20/2042	678,824
818,500	Series 2013-88, Class LV, 2.500%, 9/16/2026	846,930
		1,525,754
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,891,107)		6,017,644

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-5.1%
	Commercial Mortgage-Backed Securities-2.1%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 12/15/2048	1,613,975
500,000	Series 2012-C3, Class A4, 3.091%, 8/10/2049	520,073
		2,134,048
	Federal Home Loan Mortgage Corp.-1.3%
791,100	Pool G30681, 3.500%, 1/1/2034	836,492
87	Pool E84004, 6.000%, 6/1/2016	87
455,266	Pool G18527, 3.000%, 10/1/2029	476,477
		1,313,056
	Federal National Mortgage Association-1.7%
44,608	Pool 254831, 5.000%, 8/1/2023	49,339
472,429	Pool AM3301, 2.350%, 5/1/2023	485,470
716,542	Pool MA1449, 3.000%, 5/1/2028	749,763
201,318	Pool AE0375, 4.000%, 7/1/2025	215,261
151,447	Pool AD6175, 4.000%, 9/1/2025	161,673
		1,661,506
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $4,918,917)		5,108,610

U.S. GOVERNMENT AGENCY SECURITIES-6.1%
	Federal Farm Credit Bank-1.3%
1,300,000	2.940%, 10/27/2025	1,301,791

Shares/Principal Amount		Value
	Federal Home Loan Bank-3.5%
$1,000,000	1.000%, 5/27/2021(2)	$999,356
952,381	2.900%, 9/5/2025	952,391
1,000,000	2.200%, 5/2/2022	1,000,167
450,000	5.250%, 6/10/2022	542,484
		3,494,398
	Federal Home Loan Mortgage Corp.-1.3%
500,000	2.500%, 12/26/2025	500,035
750,000	2.050%, 5/22/2023	750,063
		1,250,098
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(cost $5,889,454)		6,046,287

TAXABLE MUNICIPAL BONDS-6.7%
	Alaska-0.6%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	565,280

	Florida-0.8%
305,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	352,595
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	502,915
		855,510
	Illinois-0.2%
200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	214,946

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	292,596

	Ohio-0.7%
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	691,293

	Pennsylvania-1.7%
500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	579,195
250,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	266,165
Shares/Principal Amount		Value
$500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	$532,455
290,000	Township of East Pennsboro, Build America General Obligation Bonds, 4.590%, 9/1/2019	305,976
		1,683,791
	Utah-1.0%
860,000	Weber Basin Water Conservancy District, Build America Revenue Bonds, Series B, 6.400%, 10/1/2029	985,027

	Virginia-0.6%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	560,715

	West Virginia-0.2%
250,000	West Virginia University, Refunding and Improvement Revenue Bonds, Series B, 2.419%, 10/1/2020	255,450

	Wisconsin-0.6%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	569,675

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $6,164,475)		6,674,283

SHORT TERM INVESTMENTS-1.4%
	Mutual Funds-1.4%
1,429,285	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	1,429,285

TOTAL SHORT TERM INVESTMENTS
(Cost $1,429,285)		1,429,285

TOTAL INVESTMENTS-101.0%
(Cost $85,433,498)		100,573,840
OTHER ASSETS AND LIABILITIES-NET(4)-(1.0)%		(958,664)
NET ASSETS-100.0%		$99,615,176

SCHEDULE OF WRITTEN OPTIONS

Number of
Contracts		Value
WRITTEN CALL OPTIONS((0.1%))
(150)	AT&T, Inc., Expires 05/20/2016, Exercise Price $39.00	$(10,350)
(100)	General Mills, Inc., Expires 05/20/2016, Exercise Price $62.50	(22,100)
(300)	International Paper Co., Expires 05/20/2016, Exercise Price $43.00	(20,700)
(100)	McDonald's Corp., Expires 04/22/2016, Exercise Price $129.00	(12,600)
(200)	Union Pacific Corp., Expires 05/20/2016, Exercise Price $90.00	(4,200)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $50,244)		$(69,950)

(1)	Pledged security, a portion or all of the security is pledged as collateral for written options as of March 31, 2016.
(2)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2016.
(3)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(4)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at March 31, 2016.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt.
ETF - Exchange Traded Fund.
LP - Limited Partnership.
Ltd. - Limited.
NA - National Association.
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Co.
REITS - Real Estate Investment Trusts.
REMIC - Real Estate Mortgage Investment Conduit.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
S&P - Standard & Poor's.
SPDR - Standard & Poor's Depository Receipts.
Sr. - Senior.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GOVERNMENT BOND FUND

March 31, 2016 (Unaudited)
Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-52.3%
	Federal Home Loan Mortgage Corp.-22.8%
$62,582	Series 2005-2958, Class QJ, 4.000%, 4/15/2020, REMIC	$64,621
695,505	Series 2005-3030, Class FL, 0.836%, 9/15/2035, REMIC(1)	697,879
35,270	Series 2007-3342, Class FT, 0.886%, 7/15/2037, REMIC(1)	35,435
329,448	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	340,003
191,349	Series 2009-3540, Class KF, 1.486%, 11/15/2036, REMIC(1)	196,627
1,450,726	Series 2010-3758, Class FB, 0.936%, 11/15/2040, REMIC(1)	1,452,749
2,518,549	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	2,536,397
2,187,793	Series 2011-3914, Class MA, 3.000%, 6/15/2026, REMIC	2,272,813
8,001,505	Series 2012-3984, Class MA, 2.000%, 1/15/2040, REMIC	8,001,942
4,365,129	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	4,375,889
5,938,827	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC	5,968,494
2,499,537	Series 2012-4005, Class PA, 2.000%, 10/15/2041, REMIC	2,551,432
4,445,268	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	4,484,701
3,730,559	Series 2012-4136, Class NA, 1.250%, 11/15/2027, REMIC	3,650,906
3,884,408	Series 2012-4145, Class YC, 1.500%, 12/15/2027, REMIC	3,846,383
3,427,084	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	3,470,730
2,822,319	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	2,916,478
848,720	Series 2013-4287, Class AB, 2.000%, 12/15/2026, REMIC	861,571
1,647,019	Series 2014-4368, Class BE, 2.500%, 5/15/2031, REMIC	1,682,971
2,755,924	Series 2015-4472, Class MA, 3.000%, 5/15/2045, REMIC	2,864,741
2,947,314	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	2,997,338
1,049,612	Series 2007-3386, Class FP, 0.686%, 2/15/2037(1)	1,042,513
1,137,800	Series 2011-3919, Class CE, 2.750%, 10/15/2040, REMIC	1,142,655
1,626,117	Series 2013-4208, Class KA, 1.500%, 5/15/2028, REMIC	1,609,650
		59,064,918

Shares/Principal Amount		Value
	Federal National Mortgage Association-27.1%
$1,806,432	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	$1,906,661
2,515,895	Series 2005-13, Class FQ, 0.833%, 3/25/2035, REMIC(1)	2,525,472
1,018,387	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	1,009,461
1,552,484	Series 2011-45, Class TE, 3.000%, 3/25/2025, REMIC	1,594,579
3,419,766	Series 2012-103, Class CE, 2.000%, 6/25/2039, REMIC	3,453,864
3,314,223	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	3,231,627
3,623,338	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	3,547,850
3,350,834	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	3,357,602
2,795,702	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	2,858,691
2,159,255	Series 2012-31, Class NP, 2.000%, 4/25/2041, REMIC	2,155,033
2,534,090	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	2,623,982
2,943,024	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	2,980,880
3,683,789	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	3,838,076
3,625,321	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	3,657,804
3,353,516	Series 2013-27, Class HA, 3.000%, 10/25/2042, REMIC	3,496,657
3,556,006	Series 2013-9, Class MB, 2.000%, 2/25/2033, REMIC	3,583,833
1,122,377	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	1,204,146
4,145,540	Series 2010-102, Class PE, 2.000%, 9/25/2040, REMIC	4,202,342
828,635	Series 2012-116, Class PC, 2.000%, 10/25/2042, REMIC	833,751
2,688,313	Series 2013-23, Class CB, 2.000%, 3/25/2033, REMIC	2,707,630
661,452	Series 2013-42, Class PD, 1.250%, 5/25/2043, REMIC	638,149
3,351,257	Series 2013-74, Class DG, 3.500%, 3/25/2028, REMIC	3,565,846
3,304,689	Series 2013-74, Class HA, 3.000%, 10/25/2037, REMIC	3,454,529
3,617,223	Series 2013-92, Class A, 3.500%, 12/25/2038, REMIC	3,785,101
1,492,360	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	1,547,053
1,492,584	Series 2014-64, Class EB, 2.000%, 4/25/2032, REMIC	1,512,356
842,011	Series 2015-35, Class BH, 1.500%, 6/25/2045, REMIC	838,338
		70,111,313

Shares/Principal Amount		Value
	Government National Mortgage Association-2.4%
$1,358,429	Series 2011-11, Class PC, 2.000%, 4/20/2040	$1,363,949
858,774	Series 2012-48, Class MA, 2.500%, 4/16/2042	887,861
2,448,273	Series 2013-38, Class KA, 1.250%, 2/20/2042	2,343,499
1,534,324	Series 2016-43, Class UC, 3.500%, 3/20/2046	1,588,025
		6,183,334
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $134,649,839)		135,359,565

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-17.6%
	Federal Home Loan Mortgage Corp.-2.2%
1,477,234	Pool J16706, 3.000%, 9/1/2021	1,546,059
2,126,028	Pool T45079, 2.500%, 5/1/2030	2,170,228
579,270	Pool C91349, 4.500%, 12/1/2030	634,084
1,392,175	Pool C91361, 4.000%, 3/1/2031	1,502,309
		5,852,680
	Federal National Mortgage Association-14.7%
518,040	Pool 972080, 5.000%, 2/1/2023	554,966
1,250,761	Pool AM2737, 1.660%, 3/1/2023	1,252,474
1,677,811	Pool AT2054, 2.500%, 4/1/2028	1,717,679
5,216,198	Pool MA0641, 4.000%, 2/1/2031	5,623,164
2,850,203	Pool MA0667, 4.000%, 3/1/2031	3,071,576
2,213,531	Pool MA0695, 4.000%, 4/1/2031	2,385,937
1,386,080	Pool MA0756, 4.000%, 6/1/2031	1,494,449
3,710,363	Pool MA0818, 4.000%, 8/1/2031	4,000,427
3,785,989	Pool MA1459, 3.000%, 6/1/2033	3,955,404
4,217,433	Pool AL5169, 4.000%, 4/1/2034	4,589,187
3,913,076	Pool 995026, 6.000%, 9/1/2036	4,532,015
379,323	Pool AI7929, 4.000%, 8/1/2041	405,769
1,961,373	Pool 890560, 2.500%, 9/1/2028	2,023,547
2,403,753	Pool MA1820, 2.500%, 1/1/2029	2,453,143
		38,059,737
	Government National Mortgage Association-0.7%
676,286	Pool 589693, 4.500%, 7/15/2029	740,014
935,991	Pool G24828, 4.500%, 10/20/2040	973,997
		1,714,011
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $44,327,659)		45,626,428

U.S. GOVERNMENT AGENCY SECURITIES-4.1%
	Federal Farm Credit Bank-2.1%
5,000,000	2.100%, 12/5/2022	4,966,140
450,000	2.400%, 2/13/2023	449,063
		5,415,203
	Federal Home Loan Bank-0.8%
1,000,000	2.770%, 4/4/2025	1,000,012
Shares/Principal Amount		Value
$1,100,000	2.500%, 4/17/2028(2)	$1,095,414
		2,095,426
	Federal Home Loan Mortgage Corp.-1.2%
3,000,000	2.080%, 5/22/2023	3,047,364

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(cost $10,395,756)		10,557,993

U.S. TREASURY BONDS-4.6%
	U.S. Treasury Bonds-4.6%
8,000,000	7.625%, 2/15/2025	11,909,216

TOTAL U.S. TREASURY BONDS
(cost $11,817,873)		11,909,216

TAXABLE MUNICIPAL BONDS-19.8%
	Alabama-0.2%
500,000	University of Alabama, Build America General Obligation Direct Payment Bonds, Series B, 4.900%, 10/1/2026	549,385

	Alaska-0.4%
880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1, 5.993%, 9/1/2025	994,374

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,146,400

	California-0.3%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	660,925

	Colorado-0.9%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,135,410
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,188,020
		2,323,430
	Connecticut-0.5%
1,000,000	State of Connecticut, Qualified School Construction General Obligation Bonds, Series B, 5.295%, 10/1/2029	1,197,050

Shares/Principal Amount		Value

	Florida-0.4%
$1,000,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	$1,156,050

	Illinois-1.4%
794,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	845,308
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	502,338
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	1,126,000
	Will Grundy Counties Community College District No. 525, Build America General Obligation Bonds:
145,000	6.100%, 1/1/2023	160,804
1,000,000	6.650%, 1/1/2026	1,111,400
		3,745,850
	Indiana-1.0%
550,000	Eastern Howard Third Millennium School Building Corp. Revenue Bonds, 2.550%, 1/15/2022	558,882
	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds:
770,000	3.100%, 1/15/2023	797,158
700,000	3.150%, 7/15/2023	724,647
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	511,666
		2,592,353
	Kansas-0.6%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	484,502
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	207,362
380,000	5.500%, 9/1/2023	393,957
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	351,366
		1,437,187
Shares/Principal Amount		Value
	Kentucky-1.3%
$1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	$1,607,767
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	329,655
315,000	5.250%, 12/1/2025	344,846
1,120,000	Kentucky Asset Liability Commission, Revenue Bonds, 2.998%, 4/1/2023	1,164,106
		3,446,374
	Michigan-0.7%
570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	625,997
345,000	County of St. Clair, Michigan, General Obligation Limited Bonds, 2.450%, 4/1/2021	351,369
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	924,379
		1,901,745
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	541,870

	Mississippi-0.1%
215,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	236,956

	Missouri-1.7%
1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,854,527
2,000,000	St. Louis School District, General Obligation Bonds, 6.250%, 4/1/2026	2,494,720
		4,349,247
	New Jersey-0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	261,876

	New Mexico-0.2%
515,000	Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds, 2.220%, 6/1/2020	519,820

Shares/Principal Amount		Value
	New York-0.5%
$500,000	City of New York NY, Build America Bonds, Series F, 5.237%, 12/1/2021	$583,710
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	683,350
		1,267,060
	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,091,722

	Ohio-3.5%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,395,200
285,000	City of Columbus Ohio, General Obligation Unlimited Bonds, 4.000%, 2/15/2028	316,721
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,050,040
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	595,205
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	590,310
1,085,000	Jackson City, Ohio, School District General Obligation Unlimited Bonds, 3.000%, 12/1/2024	1,098,790
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	195,871
260,000	5.500%, 12/1/2022	287,908
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,107,440
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	640,546
800,000	Ohio State University, Higher Educational Facility Commission Revenue Bonds, 2.459%, 11/1/2021	812,120
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	999,756
		9,089,907
Shares/Principal Amount		Value
	Oregon-0.3%
$750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	$910,222

	Pennsylvania-1.2%
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,118,700
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	1,014,420
300,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	319,398
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	554,340
		3,006,858
	South Carolina-0.4%
925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	1,026,445

	Texas-2.1%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	587,130
1,000,000	City of Houston, Utility System Revenue Bonds, Series A, 3.428%, 5/15/2023	1,097,060
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,137,510
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,509,522
		5,331,222
	Utah-0.7%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	563,770
1,000,000	Weber Basin Water Conservancy District, Build America Revenue Bonds, Series B, 6.400%, 10/1/2029	1,145,380
		1,709,150

Shares/Principal Amount		Value
	West Virginia-0.3%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
$200,000	Series D, 4.500%, 6/1/2023	$200,792
345,000	Series D, 5.000%, 6/1/2028	345,262
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	254,685
		800,739
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $47,498,995)		51,294,217

SHORT TERM INVESTMENTS-1.4%
	Mutual Funds-1.4%
3,476,264	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	3,476,264

TOTAL SHORT TERM INVESTMENTS
(Cost $3,476,264)		3,476,264

TOTAL INVESTMENTS-99.8%
(Cost $252,166,386)		258,223,683
OTHER ASSETS AND LIABILITIES-NET(3)-0.2%		446,621
NET ASSETS-100.0%		$258,670,304

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016.
(2)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2016.
(3)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at March 31, 2016.

The following acronyms are used throughout this portfolio:

REMIC - Real Estate Mortgage Investment Conduit.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2016 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-98.4%
	Alabama-0.9%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$1,046,138

	Arizona-0.5%
500,000	City of Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Bonds, 5.000%, 7/1/2025	595,625

	Florida-0.6%
615,000	State of Florida, Board of Public Education General Obligation Unlimited Bonds, 5.000%, 6/1/2027	712,970

	Maryland-1.0%
1,000,000	State of Maryland, General Obligation Unlimited Bonds, Series B, 5.000%, 8/1/2026	1,204,980

	North Carolina-0.5%
500,000	State of North Carolina, General Obligation Unlimited Bonds, Series A, 5.000%, 5/1/2029	579,175

	Ohio-1.1%
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,344,387

	Pennsylvania-0.7%
305,000	City of Altoona, Pennsylvania, General Obligation Unlimited Bonds, 4.250%, 9/1/2025	305,616
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	554,340
		859,956
	Texas-0.6%
200,000	City of Arlington, Texas, Water & Wastewater System Revenue Bonds, Series A, 3.000%, 6/1/2027	210,354

Shares/Principal Amount		Value
$500,000	City of Irving, Texas, General Obligation Limited Bonds, 5.000%, 9/15/2026	$588,670
		799,024
	West Virginia-92.5%
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,257,294
400,000	4.000%, 5/1/2024	444,212
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project):
300,000	3.000%, 12/1/2029	305,949
880,000	4.125%, 12/1/2030	890,542
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
200,000	Series B, 2.400%, 12/1/2022	205,464
100,000	Series B, 2.600%, 12/1/2023	103,467
100,000	Series B, 2.800%, 12/1/2024	103,946
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
500,000	Series A, 2.200%, 12/1/2022	505,885
370,000	Series C, 3.000%, 12/1/2029	386,747
345,000	Series D, 3.000%, 12/1/2024	372,003
585,000	Series D, 3.000%, 12/1/2025	629,729
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
1,045,000	Series A, 3.500%, 10/1/2023	1,083,905
1,100,000	Series A, 3.650%, 10/1/2024	1,141,679
700,000	Series A, 4.650%, 3/1/2037	717,066
285,000	Series C, 3.500%, 10/1/2025	296,013
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	624,283
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,243,345
1,100,000	3.000%, 6/1/2026	1,166,022
965,000	3.000%, 6/1/2027	1,009,081
100,000	3.000%, 6/1/2030	102,091
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	211,403
205,000	3.750%, 6/1/2025	223,961
215,000	3.850%, 6/1/2026	234,720

Shares/Principal Amount		Value
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
$185,000	Series A, 3.000%, 3/1/2025	$193,547
190,000	Series A, 3.000%, 3/1/2026	198,117
620,000	Series A, 4.000%, 3/1/2029	683,959
405,000	Series A, 3.500%, 12/1/2030	429,741
135,000	Series E, 3.000%, 6/1/2023	134,738
135,000	Series E, 3.300%, 6/1/2025	135,466
125,000	Series E, 3.400%, 6/1/2026	125,430
	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds:
190,000	Series A, 2.750%, 12/1/2018	191,186
195,000	Series A, 2.750%, 12/1/2019	195,809
895,000	Series A, 4.400%, 8/1/2025	908,067
245,000	Series A, 3.500%, 12/1/2026	245,598
250,000	Series A, 3.600%, 12/1/2027	250,507
265,000	Series A, 3.700%, 12/1/2028	265,535
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	656,428
	City of Clarksburg, West Virginia, Water Revenue Bonds:
400,000	Series A, 2.100%, 9/1/2018	400,464
600,000	Series A, 2.200%, 9/1/2019	604,122
160,000	Series E, 3.000%, 6/1/2018	162,746
170,000	Series E, 3.000%, 6/1/2020	172,927
180,000	Series E, 3.000%, 6/1/2022	180,338
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	527,914
515,000	2.750%, 7/1/2023	522,344
500,000	4.000%, 7/1/2024	540,025
605,000	3.000%, 7/1/2025	615,854
575,000	3.100%, 7/1/2026	585,298
1,000,000	3.150%, 7/1/2027	1,016,330
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	311,976
300,000	3.000%, 11/1/2028	307,074
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
55,000	3.500%, 10/1/2016	55,039
230,000	4.000%, 10/1/2020	230,189
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	252,785
490,000	Series A, 3.500%, 9/1/2027, (AGM)	496,174
Shares/Principal Amount		Value
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
$220,000	Series A, 4.250%, 6/1/2026	$240,387
600,000	Series B, 4.000%, 12/1/2027	641,940
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	548,160
535,000	Series A, 3.000%, 6/1/2029	551,355
555,000	Series A, 3.000%, 6/1/2030	567,576
	Fairmont State University, West Virginia, Revenue Bonds:
725,000	Series A, 5.000%, 6/1/2022	842,994
1,400,000	Series B, 3.000%, 6/1/2024	1,441,860
1,000,000	Series B, 3.100%, 6/1/2025	1,028,340
	Hampshire County Building Commission Lease Revenue Bonds:
250,000	Series A, 3.500%, 1/1/2020	257,375
720,000	Series A, 5.000%, 1/1/2030	767,138
	Hardy County, West Virginia, Board of Education:
1,285,000	2.250%, 6/1/2024	1,320,813
1,000,000	2.450%, 6/1/2026	1,025,930
610,000	2.625%, 6/1/2028	620,254
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
150,000	Series A, 3.000%, 6/1/2020	151,643
135,000	Series A, 3.250%, 6/1/2023	136,127
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,229,391
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,045,960
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	331,518
250,000	Series A, 4.000%, 2/1/2023	275,047
450,000	Series A, 3.000%, 2/1/2025	465,957
750,000	Series A, 3.125%, 2/1/2026	777,383
500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016, (AGM)	508,035
1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	1,829,179

Shares/Principal Amount		Value
$600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	$668,334
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,865,198
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,213,475
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	712,345
1,220,000	3.000%, 6/1/2023	1,318,710
795,000	3.000%, 6/1/2026	845,904
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
724,000	Series A, 5.375%, 7/1/2018, (AMBAC)	757,652
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,403,110
2,505,000	Series C, 5.375%, 7/1/2021	2,817,173
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	697,175
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,937,810
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile):
500,000	5.000%, 6/1/2022	582,450
1,000,000	4.000%, 6/1/2023	1,106,800
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,362,662
755,000	Series B, 3.500%, 11/1/2026	804,264
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	922,751
860,000	4.750%, 6/1/2022	862,382
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,827,656

Shares/Principal Amount		Value
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
$1,525,000	Series A, 5.000%, 6/1/2025	$1,802,260
315,000	Series A, 3.375%, 6/1/2029	326,948
365,000	Series B, 3.375%, 10/1/2023	394,123
390,000	Series B, 3.500%, 10/1/2024	420,689
415,000	Series B, 3.625%, 10/1/2025	447,424
435,000	Series B, 3.750%, 10/1/2026	467,816
545,000	Series C, 3.000%, 6/1/2023	580,409
310,000	Series C, 3.500%, 6/1/2030	322,574
515,000	Series D, 5.000%, 6/1/2025	633,491
600,000	Series D, 3.250%, 6/1/2028	625,608
330,000	Series D, 3.375%, 6/1/2029	342,517
355,000	Series D, 3.500%, 6/1/2030	369,399
	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project):
500,000	3.000%, 12/15/2019	523,515
2,050,000	2.500%, 12/15/2022	2,086,470
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	571,841
305,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 6/15/2028	347,300
1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	1,082,630
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,711,095
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	252,326
405,000	Series A, 4.000%, 4/1/2020	446,209
300,000	Series A, 4.250%, 4/1/2023	310,476
485,000	Series A, 5.000%, 4/1/2026	551,295
40,000	Series B, 5.000%, 4/1/2016	40,000
360,000	Series B, 3.200%, 4/1/2024	381,549
375,000	Series B, 3.375%, 4/1/2025	399,379
385,000	Series B, 3.500%, 4/1/2026	410,264
400,000	Series B, 3.600%, 4/1/2027	426,168
825,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	826,031
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 5.375%, 6/1/2028, (AGM)	1,106,840

Shares/Principal Amount		Value
$300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026, (AMBAC)	$301,743
	West Virginia Housing Development Fund Revenue Bonds:
600,000	Series A, 1.600%, 11/1/2017	606,072
325,000	Series A, 3.600%, 5/1/2022	344,539
1,340,000	Series A, 3.200%, 11/1/2023	1,390,893
780,000	Series A, 3.800%, 11/1/2024	823,197
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	467,892
450,000	4.250%, 7/1/2018	483,439
310,000	5.000%, 7/1/2026	338,539
500,000	Series A, 3.000%, 7/1/2025	527,375
700,000	Series A, 3.125%, 7/1/2026	736,701
200,000	Series B, 3.000%, 7/1/2018	209,104
370,000	Series B, 4.000%, 7/1/2023	406,885
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	620,260
515,000	Series A, 5.000%, 7/1/2026	622,094
535,000	Series A, 5.000%, 7/1/2027	643,049
	West Virginia State University Revenue Bonds:
300,000	Series A, 1.500%, 10/1/2016	300,657
335,000	Series A, 3.000%, 10/1/2020	342,929
340,000	Series A, 2.550%, 10/1/2021	344,478
	West Virginia University Revenue Bonds (West Virginia University Project):
425,000	2.625%, 10/1/2024	418,463
345,000	Series B, 5.000%, 10/1/2025	405,610
750,000	Series B, 4.125%, 10/1/2031	818,985
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023, (AGM)	1,112,487
500,000	West Virginia Water Development Authority Revenue Bonds, Series A, 5.000%, 11/1/2035, (AGM)	501,460
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	524,771
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	282,950

Shares/Principal Amount		Value
$1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	$1,569,668
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	635,129
600,000	Series A-II, 3.250%, 11/1/2025	634,686
1,000,000	Series A-II, 5.000%, 11/1/2025, (NATL-RE FGIC)	1,003,140
900,000	Series A-II, 4.250%, 11/1/2026, (NATL-RE FGIC)	904,635
1,000,000	Series A-II, 5.000%, 11/1/2033, (NATL-RE FGIC)	1,002,780
725,000	Series B-II, 4.000%, 11/1/2025	815,299
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	501,530
1,000,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	1,003,130
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	651,495
1,000,000	West Virginia, General Obligation Unlimited Bonds, Series A, 5.200%, 11/1/2026	1,130,010
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
700,000	Series A, 3.500%, 6/1/2016, (AGM)	703,311
625,000	Series A, 3.000%, 6/1/2018	645,612
875,000	Series A, 3.000%, 6/1/2019	913,089
500,000	Series A, 4.250%, 6/1/2026, (AGM)	502,950
500,000	Series A, 4.750%, 6/1/2036, (AGM)	503,335
		112,065,764
TOTAL MUNICIPAL BONDS
(Cost $114,501,785)		119,208,019

SHORT TERM INVESTMENTS-0.9%
	Mutual Funds-0.9%
1,075,456	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	1,075,456

TOTAL SHORT TERM INVESTMENTS
(Cost $1,075,456)		1,075,456

TOTAL INVESTMENTS-99.3%
(Cost $115,577,241)		120,283,475
OTHER ASSETS AND LIABILITIES-NET(1)-0.7%		850,537
NET ASSETS-100.0%		$121,134,012

(1)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at March 31, 2016.

The following acronyms are used throughout this portfolio:

AGM - Assured Guaranty Municipal.
AMBAC - AMBAC Indemnity Corp.
ARCs - Auction Rate Certificates.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance, Inc.
NATL-RE - Third party insurer for municipal debt securities.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments
March 31, 2016 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open‐end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

 The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
▪
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

▪
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2016, in valuing the Funds’ investments carried at value:

Small Company Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$81,276,432	$–	$–	$81,276,432
Exchange Traded Funds	4,345,885	–	–	4,345,885
Short Term Investments	$7,587,226	$–	$–	$7,587,226
Total	$93,209,543	$–	$–	$93,209,543

Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$294,712,699	$–	$–	$294,712,699
Exchange Traded Funds	13,906,800	–	–	13,906,800
Short Term Investments	13,880,210	–	–	13,880,210
Total	$322,499,709	$–	$–	$322,499,709

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$60,225,327	$–	$–	$60,225,327
Exchange Traded Funds	1,401,054	–	–	1,401,054
Corporate Bonds	–	13,671,350	–	13,671,350
U.S. Government Agency - Collateralized Mortgage Obligations	–	6,017,644	–	6,017,644
U.S. Government Agency - Mortgage Backed Securities	–	5,108,610	–	5,108,610
U.S. Government Agency Securities	–	6,046,287	–	6,046,287
Taxable Municipal Bonds	–	6,674,283	–	6,674,283
Short Term Investments	1,429,285	–	–	1,429,285
Total	$63,055,666	$37,518,174	$–	$100,573,840

Other Financial Instruments
Liabilities
Written Options	$(69,950)	$–	$–	$(69,950)
Total	$(69,950)	$–	$–	$(69,950)

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$135,359,565	$–	$135,359,565
U.S. Government Agency - Mortgage Backed Securities	–	45,626,428	–	45,626,428
U.S. Government Agency Securities	–	10,557,993	–	10,557,993
U.S. Treasury Bonds	–	11,909,216	–	11,909,216
Taxable Municipal Bonds	–	51,294,217	–	51,294,217
Short Term Investments	3,476,264	–	–	3,476,264
Total	$3,476,264	$254,747,419	$–	$258,223,683

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$119,208,019	$–	$119,208,019
Short Term Investments	1,075,456	–	–	1,075,456
Total	$1,075,456	$119,208,019	$–	$120,283,475

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2016. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, and Balanced Fund, are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options
A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:
››	Buy call options on a security in anticipation of an increase in the value of the security; and
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options
A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:
››	Buy put options on a security in anticipation of a decrease in the value of the Reference Instrument; and
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

The WesMark Balanced Fund had the following transactions in written options during the three months ended March 31, 2016:

WesMark Balanced Fund
	Written Call Options
	Contracts	Premiums
Outstanding, December 31, 2015	-	$-
Positions opened	(1,010)	(62,333)
Closed	-	-
Exercised	160	12,089
Options expired	-	-
Expired	-	-
Outstanding, March 31, 2016	(850)	$(50,244)

4. Unrealized Appreciation/(Depreciation)

At March 31, 2016 the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Fund Name	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Small Company Growth Fund	$24,834,414	$(1,218,347)	$23,616,067	$69,593,476
Growth Fund	$107,467,254	$(2,482,866)	$104,984,388	$217,515,321
Balanced Fund	$16,001,700	$(861,357)	$15,140,343	$85,433,498
Government Bond Fund	$6,517,492	$(461,222)	$6,056,270	$252,167,413
West Virginia Municipal Bond Fund	$4,709,530	$(3,296)	$4,706,234	$115,577,241

5. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 2016, 41% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 26, 2016

By:	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	May 26, 2016